CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS̕̕ DEFICIT (Parentheticals) - Class B Ordinary Shares [Member] - shares	9 Months Ended
	Dec. 31, 2024	Jun. 13, 2024
Number of shares no longer subject to forfeiture (in Shares)		281,250
Maiximum [Member]
Number of shares subject to forfeiture (in Shares)	281,250